RAYONIER, L.P. AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Distributions declared (in dollars per unit) | $ / shares	$ 1.125
Offering issuance costs | $	$ 1.1
Rayonier Limited Partnership
Distributions declared (in dollars per unit) | $ / shares	$ 1.125
Offering issuance costs | $	$ 1.1